Condensed Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor			Predecessor	Successor
Cash Flows From Operating Activities:
Net loss	$ (75,018)	$ (2,826,737)	$ (3,543,950)	$ (14,047,607)	$ (98,297,946)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of in-process research and development					81,438,426
Impairment of goodwill					11,895,033
Stock-based compensation	56,333	223,573	287,461	3,524,801	1,192,963
Issuance of common stock pursuant to vendor agreements		79,200	395,200		671,620
Shares issued as consideration for extension of lock-up period					1,156,778
Amortization of debt discount				39,492
Change in fair value of derivative liability				607,001
Depreciation of fixed assets	532	2,600	2,600	9,868	10,400
Non-cash rent expense	4,443	7,839	22,047	79,918	90,532
Deferred tax benefit	(745,050)		(1,047,051)		(9,479,069)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	36,606	(651,017)	(1,096,204)	73,675	56,547
Vendor deposits	125,645			255,627	136,524
Accounts payable	(2,076,863)	(303,837)	355,441	6,617,064	2,405,938
Operating lease liability	(4,786)	(8,656)	(24,249)	(86,100)	(100,100)
Accrued expenses and other current liabilities	(715,730)	(299,563)	59,253	1,431,620	101,535
Net Cash Used In Operating Activities	(3,393,888)	(3,776,598)	(4,589,452)	(1,494,641)	(8,720,819)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock in public offering					18,114,193
Registration and issuance costs associated with preferred stock issuance			(34,674)		(2,417,095)
Redemption of Series A Preferred Stock					(10,695,611)
Proceeds from issuance of preferred stock in private placement				1,964,524
Purchase of treasury stock					(7,168)
Exercise of warrants		2,672,500			1,126
Warrant inducement offer - exercise proceeds					966,349
Registration and issuance costs associated with preferred stock issuance				(99,140)	(5,500)
Net Cash Provided By (Used In) Financing Activities		2,672,500	(34,674)	1,865,384	5,956,294
Net Decrease in Cash	(3,393,888)	(1,104,098)	(4,624,126)	370,743	(2,764,525)
Cash - Beginning of Period	699,324	3,137,674	5,902,199	328,581	5,902,199
Cash - End of Period	5,902,199	2,033,576	1,278,073	699,324	3,137,674
Supplemental Disclosures of Cash Flow Information:
Conversion of convertible notes payable and accrued interest into preferred stock				5,658,888
Conversion of convertible notes payable and accrued interest into common stock				5,838,209
Reclassification of formerly redeemable common stock			$ 331,331		331,331
Recognition of ROU asset and lease liability upon adoption of ASC 842				182,732
Accounts payable for deferred offering costs	240,691			667,224	44,892
Warrant modification - incremental value					181,891
Warrant inducement offer - incremental value					$ 134,591